Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@statestreet.com

July 19, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 3, 2017 to the prospectuses for the following funds:

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares Adaptive Currency Hedged MSCI Eurozone ETF

iShares Adaptive Currency Hedged MSCI Japan ETF

iShares Currency Hedged International High Yield Bond ETF

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Currency Hedged MSCI ACWI ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI Australia ETF

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Currency Hedged MSCI Europe Small-Cap ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Italy ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI South Korea ETF

iShares Currency Hedged MSCI Spain ETF

iShares Currency Hedged MSCI Switzerland ETF

iShares Currency Hedged MSCI United Kingdom ETF

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF

iShares Edge MSCI Min Vol EAFE ETF

iShares Edge MSCI Min Vol Europe Currency Hedged ETF

iShares Edge MSCI Min Vol Global Currency Hedged ETF

iShares Morningstar Multi-Asset Income ETF

The purpose of this filing is to submit the 497 dated July 3, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi
Sarah R. Crespi

cc: Benjamin Haskin, Esq.